Long-term debt - Outstanding Debt, Long-term and Debt Issuance Costs (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Current portion of long-term debt	$ 1,526	$ 2,309
Principal outstanding, noncurrent portion	9,135	10,311
Principal outstanding, debt outstanding	10,661	12,620
Debt issuance costs, current portion	(37)	(42)
Debt issuance costs, noncurrent portion	(81)	(103)
Debt issuance costs, gross	(118)	(145)
Total debt, current portion	1,489	2,267
Total debt, noncurrent portion	9,054	10,208
Total debt, net of debt issuance costs	$ 10,543	$ 12,475